Cover	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Entity File Number	001-36682
Entity Registrant Name	VERITEX HOLDINGS, INC.
Entity Central Index Key	0001501570
Entity Tax Identification Number	27-0973566
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	8214 Westchester Drive, Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	972
Local Phone Number	349-6200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false